KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures
Navient Credit Funding, LLC (the “Company”)
Navient Corporation
Navient Solutions, LLC
Credit Suisse Securities (USA) LLC
(together, the “Specified Parties”)
Re: Navient Private Education Loan Trust 2021-D – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “Navient WL Tape 022121.TXT” (the “Data File”), provided by the Company on February 25, 2021, containing certain information related to 48,719 student loans (the “Student Loans”) as of February 21, 2021 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Private Education Loan Trust 2021-D. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
We are independent certified public accountants with respect to the Company and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that Current Principal Balance and Remaining Term were within $1.00 and one (1) month, respectively.
•	The terms “CLASS System,” “ENCORE System,” “CARES System,” and “FDR System” mean the Company’s servicing systems.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit C.
•	The term “Loan File” means any file containing some or all of the following documents, as applicable, for each of the Selected Student Loans:
–
Promissory Note, Truth in Lending Disclosure, Loan Application, Loan Credit Agreement, Application Summary, Additional Information Request Form (containing additional information required from the borrower before loan funding), and NRI Origination Disclosure in the Encore System;

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

–	Amortized Payment History Schedule, containing payment history information for certain Selected Student Loans (defined below) extracted from the FDR System;
–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CSS Screen, #CDS Screen, #NM CR Screen, #NM CC Screen, #NM AF Screen, #EDH Screen, #ED2 Screen, #CIS Screen, #NPO Screen, #HDI Screen, #NM SA2 Screen, and Enterprise Data Warehouse (“EDW”) query in the FDR System;

–	Loan Disbursement Data Screen (#113 Screen), Loan Disbursement Data Screen (#115 Screen), and School Profile Screen (#728 Screen) in the CLASS System; and
–	Servicing Dashboard Screen and Account Overview Screen in the CARES System
The Loan File, furnished by the Company, was represented to be either a copy of the original Loan File or electronic records contained within the CLASS System, ENCORE System, CARES System, or FDR System.
We were instructed by the Company to perform the following agreed-upon procedures on the Student Loans in the Data File.
A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 360 Student Loans. We further randomly selected 40 additional Student Loans from the Data File for a combined total of 400 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto). For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Student Loans we were instructed to randomly select from the Data File.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File to or using the corresponding information in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception, except for certain procedures related to Social Security Number and Recent FICO. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attributes	Loan File / Instructions
Social Security Number	Promissory Note, Loan Application, Loan Credit Agreement, and Instructions
Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen, “1st DISB” field on Loan Disbursement Data Screen (#115 Screen)
Original Principal Balance	“TOTALDISB” field within the “DISBMNTS” tab of #HDI Screen, “DISB PRIN” field on Loan Disbursement Data Screen (#115 Screen)

2

Attributes	Loan File / Instructions
Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, “RPMT FEE” field or “CAP INT” field on #ED2 Screen, “LATE FEE” field, “DISBURSEMENT” field and “ADJUSTMENT” field on #CSS Screen or #CDS Screen “RETRO PROCESSING” field on #ED2 Screen, or “INTEREST RATE” field on #CSS Screen, “CYCLE DATE” on #EDH Screen, first “PAYMENT” of the cycle on #CSS Screen or #CDS Screen, “PRINCIPAL” field in Servicing Dashboard Screen, “PRINCIPAL PAID” field from the Amortized Payment History Schedule, and Instructions

Loan Type	“#14” field on #NM CC Screen
Loan Status	“CURR LOAN STATUS” field on #EDH Screen and “MISC FIELD 2” field on the #BS3 Screen, notation of status change on #CIS Screen, “ORIG STMT STATUS” field on #ED2 Screen, and Instructions
Current Status End Date
“CYCLE DATE,” “CURR:GRAD/SEP DT,” or “MATURITY DT” fields on #EDH Screen, “ORIG: GRAD/ SEP DT” field on #ED2 Screen plus one month, “METHOD OVERRIDE END DATE” field after the Cutoff Date using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, and any notation of status change on #CIS Screen, date in the “MIN PAY DUE” field on #EDH Screen, “Status End Date” field in EDW query, and “Status End Date” field on the Account Overview Screen

Remaining Term
“CYCLE DATE,” “MATURITY DT,” “DUE DATE,” and “CURR LOAN STATUS” fields on #EDH Screen, “METHOD OVERRIDE END DATE” using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, and Instructions

Repayment Schedule Type	“CYCLE DATE” or “CURR LOAN STATUS” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “METHOD OVERRIDE ID” using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, and Instructions
Interest Rate
“INT RT” field on #EDH Screen, “INT 1%” field and “INT 2%” field in “ORIG STMT VALUES” section on #ED2 Screen, “AUTO PAY FLAG” field on #NM AF Screen, #HDI Screen for Interest Rate with borrower benefit related information, and "CALC ANN RATE: CASH" field on #NM SA2 Screen

School Type 1	“MISC FIELD 5” field on #BS3 Screen and Instructions
School Type 2 (Title IV)
“SCHL CODE” field and “SCHL TYPE” field on School Profile Screen (#728 Screen), Loan Disbursement Data Screen (#115 Screen field “SCHL CODE”), “SCHOOL BRANCH” field on School Profile Screen (#728 Screen), and Instructions

3

Attributes	Loan File / Instructions
State of Residence	#BS1 Screen, documentation of change that affects the state of residence on #CIS Screen
Recent FICO	“DATE CB SCORE GENERATED” and “CREDIT BUREAU SCORE” field on #NM CR Screen, and Instructions
Original FICO	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen
The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files, except as listed in Exhibit B.
C.
For each Selected Student Loan, we observed the presence of signature(s) on the Promissory Note, Loan Application, or Loan Credit Agreement. We performed no procedures with regard to any signatory requirements on the Promissory Note, Loan Application, or Loan Credit Agreement, or to confirm the authenticity of the signature(s). The Specified Parties indicated that the absence of signature(s) on the Promissory Note, Loan Application, or Loan Credit Agreement constituted an exception. Signature(s) on the Promissory Note, Loan Application, or Loan Credit Agreement were present for all Selected Student Loans.

There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on information included in the Data File, Loan Files, methodologies and Instructions, without verification or evaluation of such information, methodologies, or Instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the methodologies or Instructions, (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
4

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/KPMG LLP
Irvine, CA
May 4, 2021

5

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2021D001	41	2021D041	81	2021D081	121	2021D121	161	2021D161
2	2021D002	42	2021D042	82	2021D082	122	2021D122	162	2021D162
3	2021D003	43	2021D043	83	2021D083	123	2021D123	163	2021D163
4	2021D004	44	2021D044	84	2021D084	124	2021D124	164	2021D164
5	2021D005	45	2021D045	85	2021D085	125	2021D125	165	2021D165
6	2021D006	46	2021D046	86	2021D086	126	2021D126	166	2021D166
7	2021D007	47	2021D047	87	2021D087	127	2021D127	167	2021D167
8	2021D008	48	2021D048	88	2021D088	128	2021D128	168	2021D168
9	2021D009	49	2021D049	89	2021D089	129	2021D129	169	2021D169
10	2021D010	50	2021D050	90	2021D090	130	2021D130	170	2021D170
11	2021D011	51	2021D051	91	2021D091	131	2021D131	171	2021D171
12	2021D012	52	2021D052	92	2021D092	132	2021D132	172	2021D172
13	2021D013	53	2021D053	93	2021D093	133	2021D133	173	2021D173
14	2021D014	54	2021D054	94	2021D094	134	2021D134	174	2021D174
15	2021D015	55	2021D055	95	2021D095	135	2021D135	175	2021D175
16	2021D016	56	2021D056	96	2021D096	136	2021D136	176	2021D176
17	2021D017	57	2021D057	97	2021D097	137	2021D137	177	2021D177
18	2021D018	58	2021D058	98	2021D098	138	2021D138	178	2021D178
19	2021D019	59	2021D059	99	2021D099	139	2021D139	179	2021D179
20	2021D020	60	2021D060	100	2021D100	140	2021D140	180	2021D180
21	2021D021	61	2021D061	101	2021D101	141	2021D141	181	2021D181
22	2021D022	62	2021D062	102	2021D102	142	2021D142	182	2021D182
23	2021D023	63	2021D063	103	2021D103	143	2021D143	183	2021D183
24	2021D024	64	2021D064	104	2021D104	144	2021D144	184	2021D184
25	2021D025	65	2021D065	105	2021D105	145	2021D145	185	2021D185
26	2021D026	66	2021D066	106	2021D106	146	2021D146	186	2021D186
27	2021D027	67	2021D067	107	2021D107	147	2021D147	187	2021D187
28	2021D028	68	2021D068	108	2021D108	148	2021D148	188	2021D188
29	2021D029	69	2021D069	109	2021D109	149	2021D149	189	2021D189
30	2021D030	70	2021D070	110	2021D110	150	2021D150	190	2021D190
31	2021D031	71	2021D071	111	2021D111	151	2021D151	191	2021D191
32	2021D032	72	2021D072	112	2021D112	152	2021D152	192	2021D192
33	2021D033	73	2021D073	113	2021D113	153	2021D153	193	2021D193
34	2021D034	74	2021D074	114	2021D114	154	2021D154	194	2021D194
35	2021D035	75	2021D075	115	2021D115	155	2021D155	195	2021D195
36	2021D036	76	2021D076	116	2021D116	156	2021D156	196	2021D196
37	2021D037	77	2021D077	117	2021D117	157	2021D157	197	2021D197
38	2021D038	78	2021D078	118	2021D118	158	2021D158	198	2021D198
39	2021D039	79	2021D079	119	2021D119	159	2021D159	199	2021D199
40	2021D040	80	2021D080	120	2021D120	160	2021D160	200	2021D200

(*) The Company has assigned a unique account number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.
A-1

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
201	2021D201	241	2021D241	281	2021D281	321	2021D321	361	2021D361
202	2021D202	242	2021D242	282	2021D282	322	2021D322	362	2021D362
203	2021D203	243	2021D243	283	2021D283	323	2021D323	363	2021D363
204	2021D204	244	2021D244	284	2021D284	324	2021D324	364	2021D364
205	2021D205	245	2021D245	285	2021D285	325	2021D325	365	2021D365
206	2021D206	246	2021D246	286	2021D286	326	2021D326	366	2021D366
207	2021D207	247	2021D247	287	2021D287	327	2021D327	367	2021D367
208	2021D208	248	2021D248	288	2021D288	328	2021D328	368	2021D368
209	2021D209	249	2021D249	289	2021D289	329	2021D329	369	2021D369
210	2021D210	250	2021D250	290	2021D290	330	2021D330	370	2021D370
211	2021D211	251	2021D251	291	2021D291	331	2021D331	371	2021D371
212	2021D212	252	2021D252	292	2021D292	332	2021D332	372	2021D372
213	2021D213	253	2021D253	293	2021D293	333	2021D333	373	2021D373
214	2021D214	254	2021D254	294	2021D294	334	2021D334	374	2021D374
215	2021D215	255	2021D255	295	2021D295	335	2021D335	375	2021D375
216	2021D216	256	2021D256	296	2021D296	336	2021D336	376	2021D376
217	2021D217	257	2021D257	297	2021D297	337	2021D337	377	2021D377
218	2021D218	258	2021D258	298	2021D298	338	2021D338	378	2021D378
219	2021D219	259	2021D259	299	2021D299	339	2021D339	379	2021D379
220	2021D220	260	2021D260	300	2021D300	340	2021D340	380	2021D380
221	2021D221	261	2021D261	301	2021D301	341	2021D341	381	2021D381
222	2021D222	262	2021D262	302	2021D302	342	2021D342	382	2021D382
223	2021D223	263	2021D263	303	2021D303	343	2021D343	383	2021D383
224	2021D224	264	2021D264	304	2021D304	344	2021D344	384	2021D384
225	2021D225	265	2021D265	305	2021D305	345	2021D345	385	2021D385
226	2021D226	266	2021D266	306	2021D306	346	2021D346	386	2021D386
227	2021D227	267	2021D267	307	2021D307	347	2021D347	387	2021D387
228	2021D228	268	2021D268	308	2021D308	348	2021D348	388	2021D388
229	2021D229	269	2021D269	309	2021D309	349	2021D349	389	2021D389
230	2021D230	270	2021D270	310	2021D310	350	2021D350	390	2021D390
231	2021D231	271	2021D271	311	2021D311	351	2021D351	391	2021D391
232	2021D232	272	2021D272	312	2021D312	352	2021D352	392	2021D392
233	2021D233	273	2021D273	313	2021D313	353	2021D353	393	2021D393
234	2021D234	274	2021D274	314	2021D314	354	2021D354	394	2021D394
235	2021D235	275	2021D275	315	2021D315	355	2021D355	395	2021D395
236	2021D236	276	2021D276	316	2021D316	356	2021D356	396	2021D396
237	2021D237	277	2021D277	317	2021D317	357	2021D357	397	2021D397
238	2021D238	278	2021D278	318	2021D318	358	2021D358	398	2021D398
239	2021D239	279	2021D279	319	2021D319	359	2021D359	399	2021D399
240	2021D240	280	2021D280	320	2021D320	360	2021D360	400	2021D400

(*) The Company has assigned a unique account number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.
A-2

Exhibit B – The Exception List

Selected Student Loan Number	Student Loan Number	Attribute	Per Data File	Per Loan File
232	2021D232	Current Principal Balance	$ 8,378.07	$ 8,116.96

B-1

Exhibit C – Instructions

Attribute	Instructions
Social Security Number
In order to identify if the Promissory Note, Loan Application, or Loan Credit Agreement corresponds to the Selected Student Loan, compare the Original Principal Balance stated in the Data File to:
•            the total requested Loan Amount plus any origination fee indicated on the Promissory Note, Loan Application, or Loan Credit Agreement;
•            the Total Loan Amount indicated on the Truth in Lending Disclosure or the NRI Origination Disclosure; or
•            the Refinance Total indicated on the Application Summary.
In the event the Loan Amount on the Promissory Note, Loan Application, or Loan Credit Agreement is lower than the Original Principal Balance in the Data File, if the difference is attributable to the Insurance Premium amount in the “INS PREM” field on the Loan Disbursement Data Screen (#113 Screen), the Promissory Note, Loan Application, or Loan Credit Agreement is considered to correspond to the Selected Student Loan.
Related to Selected Student Loans #33, 40, 50, 55, 56, 109, 175, 253, 294, 304, 314, 330, and 399, the Company informed us that these loans were transferred to Navient from a different Servicer, and therefore Navient is not able to separate the original loan amount from any supplemental fee listed in the Promissory Note, Loan Application, or Loan Credit Agreement. In this case, we did not utilize the Original Principal Balance to identify the Promissory Note, Loan Application, or Loan Credit Agreement. The Company instructed us that the Promissory Note, Loan Application or Loan Credit Agreement for such loans is considered to correspond to the respective Social Security Number for each Selected Student Loan listed above.
In the event the Promissory Note, Loan Application, or Loan Credit Agreement does not indicate the Social Security Number, and the Selected Student Loan only requires signature ID (as shown with a checkbox in Additional Information Request Form), the absence of Social Security Number is not considered an exception.

Current Principal Balance
(Instructions are listed in order of priority until the attribute was agreed). Compare or recompute the Current Principal Balance as follows:
a)  Compare the “ACCOUNT BALANCE” field on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen.
b)  Compare the amount in the “CUR BAL” field on the #BS Screen.
c)  Compare the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.
d)  Recompute the Current Principal Balance as follows:
i.             Add any applicable Repayment Fee (on the #ED2 Screen), Capitalized Interest (on the #ED2 Screen), or Late Fee (on the #CSS Screen) to the “ACCOUNT BALANCE” column on the #CSS Screen;

Exhibit C – Instructions

Attribute	Instructions

ii.         Subtract any applicable disbursement amount and adjustment (on the #CSS Screen or the #CDS Screen);
iii.         Subtract any amount indicated in the “RETRO PROCESSING” field on the #ED2 Screen and any additional principal payment applied after the Cutoff Date, identified by either:
(1) subtracting the accrued interest (recomputed by multiplying the Interest Rate on the #CSS Screen by the number of days from the start of the “CYCLE DATE” on the #EDH Screen to the day before the date of the first Payment under the “PAYMENT” field on the #CSS Screen or the #CDS Screen and the “ACCOUNT BALANCE” field on the #CSS Screen) from the first Payment made under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, or
(2) the “PRINCIPAL” field on the Servicing Dashboard Screen; and,
iv.          Subtract any principal paid amount in the “PRINCIPAL PAID” field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.

Loan Status
Loan Status is considered to be:
a)  “In-Repayment” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “RPMT,” “F***,” “SSFP,” “SSP*,” or “FORP.”
b)  “Forbearance” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “SSF*.”
c)  “In-Repayment” if:
i.           the “CURR LOAN STATUS” field on the #EDH Screen indicated “D***,” and the Repayment Type on the “MISC FIELD 2” on the #BS3 Screen was not “F0025” or “FX025;”
ii.           the “CURR LOAN STATUS” field on the #EDH Screen was other than “DMIP” or “F***,” and the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,” “FX025,” “SOIOP,” or blank; or,
iii.           the “CURR LOAN STATUS” field on the #EDH Screen indicated “SCHL,” or “GRCE,” and the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was not “D000*.”

Remaining Term
Recompute as follows:
a)    If the “CURR LOAN STATUS” field on the #EDH Screen indicated as “GRCE,” “RPMT,” “SSP*,” “SSF*,” “SCHL,” all “F” repayment types, all “D” repayment types in the “MISC FIELD 2” field on #BS3 Screen (except for “DSCH”/“F0025,” “DSCH”/“SOIOP,” “DSCH”/“PPIOP,” “SCHL”/ repayment type not “D****” or “GRCE”/ repayment type not “D****”), repayment type “P0000” is considered to be the same as “D0000” and repayment type “PPIOP” is considered to be the same as “SOIOP”:

Exhibit C – Instructions

Attribute	Instructions

i.           subtract the Cutoff Date from the “CYCLE DATE” after the “MATURITY DT” (one month after the “MATURITY DT”), both on the #EDH Screen, and
ii.           divide the result by the average number of days in a month (i.e., 30.4375)
iii.          if the Cutoff Date was later than the “DUE DATE” on the #EDH Screen, subtract one month from (ii).
b)   If the “CURR LOAN STATUS” field on the #EDH Screen indicated “DSCH,” “SCHL,” or “GRCE,” and the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,” “SOIOP,” or “PPIOP,”
i.           subtract the Cutoff Date from the “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen  (value greater or equal to 0),
ii.          subtract Cutoff Date from the “CYCLE DATE” after the “MATURITY DATE” on the #EDH Screen, and
iii.         divide the sum of (b)(i) and (b)(ii) by the average number of days in a month (i.e., 30.4375);
c)   If the “CURR LOAN STATUS” field on the #EDH Screen indicated “GRCE” or “SCHL” and the “MISC FIELD 2” field on the #BS3 Screen was “D0000,” compare the Remaining Term to the “#9” field on the #NM CC Screen.

Repayment Schedule Type
(Instructions are listed in order of priority until the attribute was agreed). Repayment Schedule Type is considered to be:
a)  “V” if the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as either “D0000,” “F0025,” “FX025,” “SOIOP,” “PPIOP,” “D000E,” “P0000,” “PPIOE,” “FX02E,” or blank and the “CYCLE DATE” on the #EDH Screen was before the Cutoff Date;
b)  “W” if the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as either “F0025” or “FX025” and the “CYCLE DATE” on the #EDH Screen was on or after the Cutoff Date;
c)  “Z” if the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as either blank, “PPIOP” or “SOIOP” and the “CYCLE DATE” on the #EDH Screen was on or after the Cutoff Date;
d)  “N” if:
•            the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D0000” and the “CYCLE DATE” on the #EDH Screen was on or after the Cutoff Date,

Exhibit C – Instructions

Attribute	Instructions

•            the “CURR LOAN STATUS” field on the #EDH Screen indicated “DMIP,” GRPM,” “F***” (excluding “FORP”) or “SSF*;”
e)  “E” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “DSCH” and the Repayment Type on the “MISC FIELD 2” field on the #BS3 Screen was either “F0025” or “FX025;”
f)  “D” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “DSCH” and the Repayment Type on the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP” or blank;
g)  the same as the last character in the “CURR LOAN STATUS” field on the #EDH Screen if the “CURR LOAN STATUS” field on the #EDH Screen indicated “SS**,”
h)  “V” if the “MISC FIELD 2” field on the #BS3 Screen indicated a Repayment Type which had an “E” in the fifth character,
i)    If none of the above applies, identify the “METHOD OVERRIDE ID” using the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen. The Repayment Schedule Type is:
i.          The same as the last character of the “METHOD OVERRIDE ID;” if the “METHOD OVERRIDE ID” on the #NPO Screen began with “FBSS**,”
ii.         “N” if (1) the “METHOD OVERRIDE ID” on the #NPO Screen began with either “DFDMIP” or “DFGRPM,” or “FB*,” but was not “FBFORP,” (2) the “METHOD OVERRIDE ID” field on the #NPO Screen began with “DF*” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D*,” “P0000,” or “P000L,” or (3) the “METHOD OVERRIDE ID” on the #NPO Screen began with “FBFORP” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D*,” “P0000,” or “P000L,”
iii.         “E” if the “METHOD OVERRIDE ID” on the #NPO Screen began with “DF*” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “F*,” “CT010,” or “CT01L,”
iv.         “D” if the “METHOD OVERRIDE ID” on the #NPO Screen began with “DF*” and the “MISC FIELD 2” field on the #BS3 Screen indicated no Repayment Type,
v.         “W” if the “METHOD OVERRIDE ID” on the #NPO Screen began with “FBFORP” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “F*,” “CT0010,” or “CT01L,” or
vi.         “Z” if the “METHOD OVERRIDE ID” on the #NPO Screen was blank and the “MISC FIELD 2” field on the #BS3 Screen indicated the

Exhibit C – Instructions

Attribute	Instructions

Repayment Type as blank, “CTIOP,” “CTIOL,” “LGIOP,” “LGIOL,” “PPIOP,” “PPIOL,” “SOIOP,” or “SOIOL.”
j)  If none of the criteria above regarding the “METHOD OVERRIDE ID” applied, the Repayment Schedule Type is
i.          “N” if the “CURR LOAN STATUS” field on the #EDH Screen indicated either “SCHL” or “GRCE” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “D*,” “P0000,” or “P000L;”
ii.        “W” if the “CURR LOAN STATUS” field on the #EDH Screen indicated either “SCHL” or “GRCE” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as “F*,” “CT010,” or “CT01L,” or
iii.       “Z” if the “CURR LOAN STATUS” field on the #EDH Screen indicated either “SCHL” or “GRCE” and the “MISC FIELD 2” field on the #BS3 Screen indicated the Repayment Type as blank.
k)  If none of the criteria above applied, the Repayment Schedule Type is “V.”

School Type 1 and School Type 2 (Title IV)
School Type 1 and School Type 2 (Title IV) are not compared for Selected Student Loans with “SCHL_ID” of “000000” in the Data File, which means there was no single school code associated with the Selected Student Loan.
For purposes of comparing School Type 2 (Title IV), in the event the last two numbers of the “SCHL_ID” in the Data File are not “00,” enter the last two numbers of the school code into the “SCHOOL BRANCH” field on the School Profile Screen (#728 Screen) to retrieve the “SCHL TYPE” field to compare to the “SCHL_TITL_4_ELIG_CD” field in the Data File.

Recent FICO
If the “DATE CB SCORE GENERATED” on the #NM CR Screen is either after the Cutoff Date or within six (6) months prior to the Cutoff Date, the “CREDIT BUREAU SCORE” field on the #NM CR Screen may display a more recent FICO than the “RCNT_BORR_CRDT_SCOR_NBR” field in the Data File. The difference, if any, is not considered an exception.